Leases (Details) - Schedule of Lease Receivable and Lease Obligation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lease Receivable [Member]
Schedule of Lease Receivable and Lease Obligation [Line Items]
Balance, beginning		$ 182
Addition
Less: current portion
Non-current portion
Interest accrual		4
Interest received or paid		(4)
Principal repayment		(172)
Foreign exchange impact		(10)
Balance, ending
Lease Obligation [Member]
Schedule of Lease Receivable and Lease Obligation [Line Items]
Balance, beginning	583	1,263
Addition	998
Less: current portion	(213)
Non-current portion	1,102
Interest accrual	22	43
Interest received or paid	(22)	(43)
Principal repayment	(262)	(597)
Foreign exchange impact	(4)	(83)
Balance, ending	$ 1,315	$ 583